Total Equity - Summary of Foreign Currency Translation Adjustments (Detail) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	$ 1,989,013,953	$ 1,729,760,249	$ 3,543,890,079	$ 3,523,886,341
Reserve for Exchange Differences in Foreign Currency Translation [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	12,608,918	16,210,841	19,691,866	$ (11,409,870)
Reserve for Exchange Differences in Foreign Currency Translation [Member] | GasAtacama Chile S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	11,688,351	14,979,960	16,780,346
Reserve for Exchange Differences in Foreign Currency Translation [Member] | GNL Quintero S.A. [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total			(1,164,922)
Reserve for Exchange Differences in Foreign Currency Translation [Member] | Others [Member]
Disclosure Of Foreign Currency Translation Reserves [Line Items]
Total	$ 920,567	$ 1,230,881	$ 4,076,442